Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Changes in Goodwill and Intangible Assets

Changes in goodwill and intangible assets account for the years ended December 31, 2019 and 2018 are as follows:

	Intangible Assets with Indefinite Life	Intangible Assets with Finite Life					Total Intangible Assets			Total Goodwill
	Trademark	Franchise	Customer List	Licenses	Spectrum	Others	with Finite Life	Total Intangible Assets	Goodwill	and Intangible Assets
	(in million pesos)
December 31, 2019
Costs:
Balances at beginning and end of the year	4,505	3,016	4,726	1,079	1,205	775	10,801	15,306	62,033	77,339
Accumulated amortization and impairment:
Balances at beginning of the year	—	1,334	3,790	1,051	1,152	775	8,102	8,102	654	8,756
Amortization during the year (Notes 4 and 5)	—	186	511	8	53	—	758	758	—	758
Balances at end of the year	—	1,520	4,301	1,059	1,205	775	8,860	8,860	654	9,514
Net balances at end of the year	4,505	1,496	425	20	—	—	1,941	6,446	61,379	67,825
Estimated useful lives (in years)	—	16	2 – 9	18	15	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	8	1	3	—	—	—	—	—	—
December 31, 2018
Costs:
Balances at beginning of the year	4,505	3,016	4,726	1,079	1,205	1,562	11,588	16,093	63,058	79,151
Additions	—	—	—	—	—	21	21	21	—	21
Disposals	—	—	—	—	—	(372)	(372)	(372)	—	(372)
Deconsolidation	—	—	—	—	—	(460)	(460)	(460)	(1,025)	(1,485)
Translation and other adjustments	—	—	—	—	—	24	24	24	—	24
Balances at end of the year	4,505	3,016	4,726	1,079	1,205	775	10,801	15,306	62,033	77,339
Accumulated amortization and impairment:
Balances at beginning of the year	—	1,147	3,280	1,044	1,071	1,347	7,889	7,889	1,679	9,568
Disposals	—	—	—	—	—	(372)	(372)	(372)	—	(372)
Amortization during the year (Notes 4 and 5)	—	187	510	7	81	107	892	892	—	892
Deconsolidation	—	—	—	—	—	(331)	(331)	(331)	(1,025)	(1,356)
Translation and other adjustments	—	—	—	—	—	24	24	24	—	24
Balances at end of the year	—	1,334	3,790	1,051	1,152	775	8,102	8,102	654	8,756
Net balances at end of the year	4,505	1,682	936	28	53	—	2,699	7,204	61,379	68,583
Estimated useful lives (in years)	—	16	2 – 9	18	15	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	9	1 – 2	4	1	—	—	—	—	—

Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2019 and 2018 are as follows:

	2019			2018
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Trademark	4,505	—	4,505	4,505	—	4,505
Franchise	1,496	—	1,496	1,682	—	1,682
Customer list	425	—	425	936	—	936
Licenses	20	—	20	28	—	28
Spectrum	—	—	—	53	—	53
Total intangible assets	6,446	—	6,446	7,204	—	7,204
Goodwill	56,571	4,808	61,379	56,571	4,808	61,379
Total goodwill and intangible assets	63,017	4,808	67,825	63,775	4,808	68,583

Summary of Future Amortization of Intangible Assets	The consolidated future amortization of intangible assets as at December 31, 2019 is as follows:
Year	(in million pesos)
2020	619
2021	194
2022	191
2023	186
2024 and onwards	751
1,941